CONVERTIBLE NOTES (Narrative) (Details)	1 Months Ended		12 Months Ended
	Sep. 20, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CAD ($)	May 08, 2015
Statement [Line Items]
Convertible notes proceeds	$ 550,000	$ 550,000	$ 973,000		$ 0	$ 0
Borrowings, interest rate			10.00%				10.00%	5.00%
Convertible debt, conversion price for first twelve months			$ 0.05				$ 0.065
Convertible debt, conversion price after first twelve months			0.075				$ 0.10
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.05	$ 0.065
Description of conversion feature			In the event that the Company’s shares trade at no less than $0.25 or CAD $0.375 for a period of 10 consecutive trading days, the Company will have the right to convert the debentures or may elect to accelerate the expiry date of the warrants to 21 days thereafter, respectively.	In the event that the Company’s shares trade at no less than $0.25 or CAD $0.375 for a period of 10 consecutive trading days, the Company will have the right to convert the debentures or may elect to accelerate the expiry date of the warrants to 21 days thereafter, respectively.
Convertible debentures proceeds allocated to debt component			$ 618,572
Convertible debentures proceeds allocated to derivative liability component			$ 342,535
Convertible debentures, expected volatility			99.00%	99.00%
Convertible debentures, expected term			1 year 6 months	1 year 6 months
Convertible debentures, expected discount rate			1.46%	1.46%
Convertible debentures, expected dividend yield			0.00%	0.00%